Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
The components of the Company's inventories at December 31, 2013 and 2012 were as follows:

	2013	2012
Raw materials and manufacturing supplies	$174.9	$154.2
Work in process	46.6	45.1
Finished goods	51.0	43.6
Total	$272.5	$242.9